NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ (650)	$ 44,229
Net (loss) attributable to non-controlling interest	(7)	104
Non-controlling interest, at ending	(657)	44,333
I O X [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning		44,701
Net (loss) attributable to non-controlling interest		175
Non-controlling interest, at ending		44,876
Saugatuck And Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(650)	(472)
Net (loss) attributable to non-controlling interest	(7)	(71)
Non-controlling interest, at ending	$ (657)	$ (543)